Other items from operating activities - Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other non-current assets
Loans and advances	$ 1,982	$ 1,877	$ 2,878
Other non-current financial assets related to operational activities	332	471	937
Other	101	161	169
Total	2,415	2,509	3,984
Gross value/Cost
Other non-current assets
Loans and advances	2,248	2,180	3,237
Other non-current financial assets related to operational activities	332	471	937
Other	101	161	169
Total	2,681	2,812	4,343
Valuation allowance/Cumulative impairments
Other non-current assets
Loans and advances	(266)	(303)	(359)
Total	$ (266)	$ (303)	$ (359)